GOODWILL	12 Months Ended
Dec. 31, 2024
GOODWILL
GOODWILL

NOTE 11 — GOODWILL

The changes in goodwill are as follows:

		Accumulated	Goodwill after
	Goodwill	impairment losses	Impairment losses
Balance as of January 1, 2022	23,340,880	(10,913,353)	12,427,527
(+/-) Foreign exchange effect	(1,595,333)	802,270	(793,063)
Balance as of December 31, 2022	21,745,547	(10,111,083)	11,634,464
(+/-) Foreign exchange effect	(1,377,739)	568,423	(809,316)
Balance as of December 31, 2023	20,367,808	(9,542,660)	10,825,148
(+) Acquisition of company (Note 3.5)	116,396	—	116,396
(+/-) Foreign exchange effect	5,348,256	(2,436,686)	2,911,570
Balance as of December 31, 2024	25,832,460	(11,979,346)	13,853,114

The amounts of goodwill by segment are as follows:

	2024	2023	2022
Brazil	373,135	373,135	373,135
Special Steel	4,562,383	3,566,989	3,844,314
North America	8,917,596	6,885,024	7,417,015
	13,853,114	10,825,148	11,634,464